Short-term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term Borrowings
Short-term borrowings	¥ 69,771	¥ 29,825	$ 9,559
Weighted average interest rate	1.40%	1.40%